Document and Entity Information	Oct. 30, 2025
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001920145
Document Type	8-K
Document Period End Date	Oct. 30, 2025
Entity Registrant Name	GOLDMAN SACHS PRIVATE CREDIT CORP.
Entity Incorporation State Country Code	DE
Entity File Number	814-01627
Entity Tax Identification Number	92-3241797
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10202
City Area Code	(312)
Local Phone Number	655 - 4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false